Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities
Net loss	$ (2,873,211)	$ (2,769,440)	$ (6,026,641)	$ (3,536,884)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	25,519	6,249	15,269	10,756
Common stock issued for settlement	300,000	0
Cost of warrant repricing	5,834	0	0	0
Bad debt expense	0	700	13,865	7,463
Amortization of debt issuance costs	0	139,010	254,852	339,418
Options issued for services	0	297,640	322,850	0
Amortization of prepaid expenses	0	0	46,303	76,891
Amortization of stock based prepaid consulting	42,500	139,144	213,937	170,436
Common stock issued to officer and director	0	0	0	69,211
Common stock issued for services	0	90,000	168,500	0
Stock option employee compensation expense	676,332	477,674	921,639	398,614
Write-off of obsolete packaging inventory	0	0	0	33,510
Warrants issued to induce warrant exercise	0	0	62,414	0
Loss on extinguishment of debt	0	0	267,390	0
Changes in operating assets and liabilities
Accounts receivable	64,958	(33,933)	(93,042)	(40,943)
Inventories	(178,007)	(58,779)	(195,160)	17,625
Prepaid expenses and other current assets	21,376	20,076	0	(75,935)
Deposits and other assets	(3,600)	12,957	27,198	(12,199)
Accounts payable	(32,734)	120,584	245,651	(26,565)
Accrued expenses	(103,756)	(74,577)	119,762	60,257
Related party payable	0	0	0	(60,000)
Net cash used in operating activities	(2,054,789)	(1,632,695)	(3,636,213)	(2,568,345)
Cash flows from Investing Activities
Purchases of equipment	(26,922)	(2,358)	(205,077)	(7,563)
Net cash (used in) investing activities	(26,922)	(2,358)	(205,077)	(7,563)
Cash flows from Financing Activities
Proceeds from sale of stock	50,000	0	3,272,766	0
Proceeds from sale of stock and warrants, net of expenses	0	1,165,401	1,429,320	2,090,000
Proceeds from exercise of warrants	65,000	0	379,129	0
Proceeds from exercise of stock options	33,335	0	122,000	58,350
Proceeds from related party loans	89,380	0	0	0
Proceeds from revolving line of credit, net	0	0	0	908,156
Debt issue costs	0	0	0	(68,155)
Payments on Insurance Finance Contract	(19,900)	(8,694)	(30,745)	(32,028)
Net cash provided by financing activities	217,815	1,156,707	5,172,470	2,956,323
Net decrease in cash and cash equivalents	(1,863,896)	(478,346)	1,331,180	380,415
Cash and cash equivalents - beginning	1,956,976	625,796	625,796	245,381
Cash and cash equivalents - ending	93,080	147,450	1,956,976	625,796
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	1,050	63,222	43,548	117,631
Cash paid for income taxes	0	0	0	0
Supplementary Disclosure of Non-cash Investing and Financing Activities:
Financing of prepaid insurance contracts	43,931	32,837	32,837	33,103
Prepaid stock-based consulting	0	65,500	65,500	425,872
Line of credit and accrued interest exchanged for convertible debt	0	0	1,536,810	0
Stock issued to extend loan	0	0	0	150,000
Options issued to extend loan	0	0	0	59,865
Debt repaid with common stock	$ 0	$ 0	$ 1,000,000	$ 0